DEFERRED INCOME TAXES - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Deductible temporary differences and unused tax losses for which no deferred tax asset recognized	€ 199	€ 805
Deferred tax assets	271	162
Net deferred tax asset balance	243	148	€ 183
Adjustments for deferred tax expense	€ 154	€ 24	€ 15